Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Statement of Compliance
a.

Statement of Compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as of and for the year ended December 31, 2017 (the “Annual Financial Statements”).

These condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on November 19, 2018.

Use of Estimates and Judgments
b.

Use of Estimates and Judgments

The preparation of financial statements in conformity with International Financial Reporting Standards (“IFRS”) requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the Annual Financial Statements.

Reclassification
c.

Reclassification

During 2017, the Group changed the income statement classification and added a sales and marketing expenses section to reflect more appropriately the operation activities of the Group.

Comparative amounts were reclassified for consistency, which resulted in $184 thousand being reclassified from research and development expenses to sales and marketing expenses and $738 thousand being reclassified from general and administrative expenses to sales and marketing expenses for the six months ended June 30, 2017.

This classification did not have any effect on the total comprehensive loss.

Application of a new standard effective January 1, 2018
b.

Application of a new standard effective January 1, 2018

IFRS 9 (2014), Financial Instruments

As from January 2018 the Group applies IFRS 9 (2014), Financial Instruments, which replaces IAS 39, Financial Instruments: Recognition and Measurement. The Group has examined the effects of applying IFRS 9 (2014), and has determined that there is no material effect on the financial statements.

New standard not yet adopted
c.

New standard not yet adopted

IFRS 16, Leases

Further to that mentioned in the disclosure on new standards and interpretations not yet adopted in the note regarding significant accounting policies in the Annual Financial Statements, the Group has commenced examining the effects of applying IFRS 16 on the financial statements of 2019, and in its opinion the effect on the financial statements will be immaterial.